Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Premises and Equipment [Abstract]
Premises and Equipment
Following is a summary of premises and equipment at December 31:
	2025	2024
Land	$2,645	$2,645
Buildings	24,538	24,573
Leasehold improvements	1,604	1,583
Furniture and equipment	12,650	11,785
	41,437	40,586
Less accumulated depreciation	20,928	19,357
Total premises and equipment	$20,509	$21,229

Premises and Equipment Held for Sale
Following is a summary of premises and equipment held for sale at December 31:

	2025	2024
Land	$84	$84
Buildings	432	520
	516	604
Less accumulated depreciation	116	97
Total premises and equipment held for sale	$400	$507